Related Party Disclosures	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Related Party Disclosures
23.
Related party disclosures

A. Related parties

Details of transactions and balances with related parties are as follows:

June 30, 2025
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Statement of profit or loss
Revenue	—	—	—	—
Statement of financial position
Accounts receivables and accounts payables	—	—	—	—

	December 31, 2024
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Statement of financial position
Accounts receivables and accounts payables	369	—	—	369

June 30, 2024
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Statement of profit or loss
Revenue	—	—	—	—

Only revenues from shareholders holding a minimal interest in the Group of 50% has been disclosed as a related party transaction in accordance with IAS 24 definitions.

In connection with the June 2025 private placement of Class A Shares, Orilla Asset Management, S.L. purchased 9,037,804 Class A Shares, AM Gestio, S.L. purchased 2,259,451 Class A Shares, Consilium, S.L. purchased 1,671,994 Class A Shares, Iberdrola, S.A. purchased 4,518,902 Class A Shares, Mingkiri, S.L. purchased 2,259,451 Class A Shares and Kariega Ventures S.L. purchased 2,711,342 Class A Shares, in each case, at price of $0.25 per share.

In connection with the February 2025 private placement of Class A Shares, Enric Asuncion Escorsa purchased 135,209 Class A Shares, Orilla Asset Management, S.L. purchased 11,333,694 Class A Shares, AM Gestio, S.L. purchased 2,833,424 Class A Shares, Consilium, S.L. purchased 2,487,832 Class A Shares, Inversiones Financieras Perseo, S.L. purchased 5,666,847 Class A Shares, Mingkiri, S.L. purchased 2,833,424 Class A Shares and Infisol 3000, S.L. purchased 1,416,712 Class A Shares, in each case, at price of $0.37 per share.

In connection with the August 2024 private placement of Class A Shares, Enric Asuncion Escorsa purchased 40,372 Class A Shares, Orilla Asset Management, S.L. purchased 4,279,371 Class A Shares, AM Gestio, S.L. purchased 1,614,857 Class A Shares, Consilium, S.L. purchased 2,139,686 Class A Shares and Generac Power Systems, Inc purchased 28,259,991 Class A Shares , in each case, at price of $1.24 per share.

B. Remuneration of Directors and Key Management

The remuneration expenses recorded for the members of the Board of Directors for the six months ended on June 30, 2025 and 2024 are as follows:

(In thousand Euros)	June 30, 2025	June 30, 2024
Short-term benefits	267	340
Non-executive directors remuneration	—	246
Share-based payment plan	—	—
Total	267	586

Details of the remuneration expenses recorded for the Company’s senior management (excluding the executive members of the Board of Directors) are as follows:

(In thousand Euros)	June 30, 2025	June 30, 2024
Short-term benefits	1,003	951
Termination benefits	—	390
Share-based payment plan expenses	430	596
Total	1,433	1,937

No expenses for post-employment benefits were incurred during the six months ended June 30, 2025 and the six months ended June 30, 2024. As of June 30, 2025 and 2024, the Group had no pension or life insurance obligations with members of senior management.

As of June 30, 2025 and 2024, no advances or loans had been granted to members of senior management, nor had the Company extended any guarantees on their behalf.

During the six months ended June 30, 2025, public liability insurance premiums of Euros 342 thousand, as compared to Euros 310 thousand in the six months ended June 30, 2024 had been incurred to be covered for damages or losses that may be incurred by members of the Board of Directors in the performance of their duties. These insurance premiums do however not form part of the remuneration of the members of the Board of Directors and have therefore not been included in the table above.